Prepaid Land Lease and Other Leases (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Prepaid Land Lease and Other Leases [Abstract]
Schedule of Prepaid Land Lease and Other Leases

Prepaid land lease and other leases consist of the following:

	September 30, 2023	June 30, 2023
	US$	US$
Prepaid land lease and other leases	2,341,177	2,401,241
Less: accumulated amortization	(447,224)	(440,117)
Prepaid land lease and other leases, net	1,893,953	1,961,124

Prepaid land lease and other leases consist of the following:

	June 30, 2023	June 30, 2022
	US$	US$
Prepaid land lease and other leases	2,401,241	1,605,590
Less: accumulated amortization	(440,117)	(386,779)
Prepaid land lease and other leases, net	1,961,124	1,218,811
Prepaid land lease and other leases consist of the following:
	June 30, 2022	June 30, 2021
	US$	US$
Prepaid land lease and other leases	1,605,590	1,744,062
Less: accumulated amortization	(386,779)	(385,236)
Prepaid land lease and other leases, net	1,218,811	1,358,826

Schedule of Carrying Amounts of Prepaid Land Lease

The carrying amounts of the prepaid land lease and other leases are analyzed as:

	September 30, 2023	June 30, 2023
	US$	US$
Current assets	220,625	221,985
Non-current assets	1,673,328	1,739,139
	1,893,953	1,961,124

The carrying amounts of the prepaid land lease and other leases are analyzed as:

	June 30, 2023	June 30, 2022
	US$	US$
Current assets	221,985	91,023
Non-current assets	1,739,139	1,127,788
	1,961,124	1,218,811
The carrying amounts of the prepaid land lease and other leases are analyzed as:
	June 30, 2022	June 30, 2021
	US$	US$
Current assets	91,023	94,427
Non-current assets	1,127,788	1,264,399
	1,218,811	1,358,826

Schedule of Future Minimum Lease Payments in Relation to Non-Cancellable Leases	The prepaid land lease is as follows:
	June 30, 2022	June 30, 2021
	US$	US$
Within 1 year	18,757	19,459
Later than 1 year but no later than 5 years	75,029	77,835
Later than 5 years	631,784	674,873
	725,570	772,167